Investment in affiliates	12 Months Ended
Dec. 31, 2016
Investment in affiliates
Investment in affiliates

10.Investment in affiliates

Investment in affiliates represent the investment in EnSync, Inc. (formerly known as ZBB Energy Corporation) (“ENS”), which consists of investment in Purchased Common Stock and Convertible Preferred Stock of ENS and the investment in Beijing Dingding Yiwei New Energy Technology Development Co., Ltd. (“Dingding Yiwei”).

(a)     EnSync, Inc.

On April 17, 2015, the Company and EnSync, Inc. (formerly known as ZBB Energy Corporation) (“ENS”), a Wisconsin corporation, entered into a Securities Purchase Agreement pursuant to which ENS will issue and sell to the Group for an aggregate cash purchase price of $33,390 of (i) 8,000,000 shares of ENS’s common stock based on a purchase price per common share of $0.6678 (the “Purchased Common Stock”) and (ii) 28,048 shares of the ENS’s convertible preferred stock (the “Convertible Preferred Stock”) which are convertible into an aggregate of 42,000,000 shares of common stock, representing a purchase price of $0.6678 per common stock on an as-if converted basis. The Convertible Preferred Stock will be convertible over a four-year period with 25% becoming convertible in each of the next four years if the Company meets certain conditions relating to the Company’s purchases of minimum megawatt of solar related products from ENS in each of the next four years as set out in the Securities Purchase Agreement. The purchase prices of the products are not fixed or determinable in the agreements, but ENS shall not at any time sell a lower quantity of the products under similar terms and conditions to other buyers at prices below those provided to the Company. The conversion is subject to adjustment for stock splits, stock dividends, and other designated capital events. ENS also entitles the Company to acquire 50,000,000 shares of ENS’s common stock (the “Warrant”) for an aggregate amount of $36,729, or $0.7346 per share, subject to adjustment for stock splits, stock dividends, and other designated capital transactions.

ENS develops, licenses, and manufactures innovative energy management systems solutions serving the commercial and industrial building utility and off-grid markets.

On July 13, 2015, all closing conditions relating to the Securities Purchases Agreement were met and the Purchased Common Stock, Convertible Preferred Stock and Warrant were issued to the Company. The Purchased Common Stock represents approximately 16.8% of the outstanding common stock of ENS as at July 13, 2015. Additionally, assuming the full conversion of the Convertible Preferred Stock (and that no other shares of common stock of ENS are issued), the Company would own greater than a majority of the outstanding common stock of ENS.

The Company also entered into a supply agreement with ENS pursuant to which ENS will sell and the Company will purchase certain products offered by ENS from time to time, including energy storage systems for solar projects (the “Supply Agreement”). Convertibility of the Convertible Preferred Stock is dependent upon the Company making purchases of and payments for energy storage systems under the Supply Agreement as follows: the first one-fourth (the “Series C-1 Preferred Stock”) of the Convertible Preferred Stock only become convertible upon the receipt of final payment for 5 megawatts (“MW”) that are purchased by the Company in accordance with the Supply Agreement; the second one-fourth (the “Series C-2 Preferred Stock”) only become convertible upon the receipt of final payment for an aggregate of 15 MW worth of the Supply Agreement; the third one-fourth (the “Series C-3 Preferred Stock”) only become convertible upon the receipt of final payment for an aggregate of 25 MW worth of the Supply Agreement; and the last one fourth (the “Series C-4 Preferred Stock”) only become convertible upon the receipt of final payment for an aggregate of 40 MW worth of the Supply Agreement. If the Company complies with the provisions of the Supply Agreement, it will make sufficient purchases for each tranche of the Convertible Preferred Stock to vest and become convertible over the next four years. However, the Convertible Preferred Stock will become convertible at any time when the relevant payments are received by ENS for the specified purchases, even if the payments are made later or earlier than the schedule set out in the Supply Agreement. Up to December 31, 2016, no purchase of products had been made by the Group under the Supply Agreement.

The Convertible Preferred Stock possesses no voting rights except as required by law or for certain matters specified in the agreement. The Convertible Preferred Stock are perpetual, are not eligible for dividends, and are not redeemable. Besides, so long as any shares of Convertible Preferred Stock are outstanding, ENS may not pay dividends on its common stock and may not redeem more than $100 in common stock per year. The Convertible Preferred Stock has a liquidation preference equal to the greater of $28,048 and the distribution of the entire assets on an as-converted basis.

The Warrant vests and becomes exercisable once the Group purchases and pays for 40 MW of the Supply Agreement, and will not vest or become exercisable if those purchases and payments do not occur before the termination of the Warrant, which will occur, whether the Warrant has vested or not, on July 13, 2019. Prior to exercise, the Warrant provides the Company with no voting rights. The Warrant may not be partially exercised. As the closing price of ENS’s common stock at December 31, 2016 and 2015 was below the exercise price of the Warrant, the Warrant was out-of-the-money at that date.

In connection with the Securities Purchase Agreement, the Company entered into a governance agreement with ENS (the “Governance Agreement”). Under the Governance Agreement, the Company is entitled to nominate one director to the board of directors of ENS for so long as the Company holds at least 10,000 convertible preferred shares or 25 million shares of common stock or common stock equivalents (the “Requisite Shares”). Additionally, for so long as the Company holds the Requisite Shares (1) following the time at which the Series C-2 Preferred Stock shall have become convertible in full, the Group shall be entitled to nominate a total of two directors and (2) following the time at which the Series C-3 Preferred Stock shall have become convertible in full, the Company shall be entitled to nominate a total of three directors. Provided in no event shall the Company be entitled to nominate a number of directors to the Board that would represent a percentage of the Board greater than the percentage determined by dividing the number of Common Stock Equivalents held by the Company by the sum of (A) the total shares of ENS’s Common Stock outstanding and (B) the number of shares of Common Stock into which the Preferred Stock held by the Company is convertible.

The Group accounts for the investment in the Purchased Common Stock under the equity method with balances recorded under Investment in an affiliate on the consolidated balance sheet. The Group includes its proportionate share of net earnings or loss attributable to common stockholders under loss on investment in an affiliate in the consolidated statements of operations. The Group records the investment in the Convertible Preferred Stock at cost less provision for permanent decline in value under Investment in an affiliate on the consolidated balance sheet. The Group accounts for the Warrant as a derivative asset at fair value which is included in Derivative asset, noncurrent on the consolidated balance sheet. The derivative asset was initially recorded at its fair value of $16,947. The total consideration of $33,390 less the fair value of warrants as of July 13, 2015 was allocated, based on relative fair value, between the investments in the Purchased Common Stock and in the Convertible Preferred Stock, which were initially recorded at $3,244 and $13,199, respectively. The decrease in fair value of $2,328 and $14,619 of the Warrant was recorded under Other income (expenses) - Change in fair value of derivative asset/liability in the consolidated statements of operations for the years ended December 31, 2016 and 2015, respectively.

On August 30, 2016, the Group and Melodious Investments Company Limited (the “Melodious” or the “Purchaser”), a British Virgin Islands company wholly owned by Melodious International Investments Group Limited, entered into a definitive agreement (“Share Purchase Agreement “) to sell certain of its shares of ENS. Pursuant to the Share Purchase Agreement, the Group agrees to sell 8,000,000 shares of the common stock, 7,012 shares of the C-1 convertible preferred stock and 4,341 shares of the C-2 convertible preferred stock of ENS for an aggregate purchase price of $17,000 (the “Share Transfer”). The Share Transfer is subject to customary closing conditions. On December 22, 2016, all closing conditions were met and the Group received cash consideration of $8,500 as of December 31, 2016. Consideration of $5,440 and $3,060 was allocated, based on the fair value, between the investments in the Common Stock and investments in the Convertible Preferred Stock, respectively.

Under the same agreement, the Group agreed that in the event any of the C-1 convertible preferred stock or C-2 convertible preferred stock subject to the Share Transfer is not converted into common stock of ENS within six months following the closing date, the purchaser shall (i) be released from the obligations to pay the unpaid portion of the consideration and (ii) have the right to request the Group to repurchase such C-1 preferred stock and C-2 preferred stock at a price of $1,018.25 per share of preferred stock, plus an uncompounded 10% annual interest of the total purchase price of $11,560. The amount of the repurchase price shall be deducted with the amount of the unpaid portion of the purchase price. As the Group does not expect to purchase and make payments for energy storage systems under the Supply Agreement within six months following the closing date, C-1 preferred stock or C-2 preferred stock would not be converted into common stock. Thus, due to the redemption term, the Group did not derecognize the investment in convertible preferred stock and recorded the proceeds of $3,060 as borrowing as of December 31, 2016 (see Note 15 - Short term borrowings and long-term borrowings).

Pursuant to the Share Purchase Agreement, the Group transferred 8,000,000 shares of the common stock to Melodious on October 25, 2016. The Group derecognized the investment in the Purchased Common Stock under the equity method and recorded a gain of $3,599 in earnings for the year ended December 31, 2016.

As at December 31, 2016 and 2015, the carrying amounts of investments in Purchased Common Stock were nil and $1,841, respectively. As at December 31, 2016 and 2015, the carrying amount of Convertible Preferred Stock was $2,214 and $12,109 respectively. During the year ended December 31, 2015, provision for decline in value of $1,090, which is considered to be other-than-temporary, was recorded under loss on investment in affiliates in the consolidated statement of operations. During the year ended December 31, 2016, the Group recorded provision for decline in value $9,895 for the investment in Convertible Preferred Stock under loss on investment in affiliates in the consolidated statement of operations.

(b)     Beijing Dingding Yiwei New Energy Technology Development Co., Ltd. (“Dingding Yiwei”)

On September 1, 2015, the Group agreed to acquire 60% equity interests in Beijing Dingding Yiwei New Energy Technology Development Co., Ltd. (“Dingding Yiwei”), a company established in the PRC, at a cash consideration of $4,321, subject to certain closing conditions set forth in the share purchase agreement entered between the Group and the shareholders of Dingding Yiwei. In January, 2016, the Group settled the consideration of in cash and completed the registration as the shareholder with 60% equity interest in Dingding Yiwei. Dingding Yiwei engaged in the car rental business through its on-line platform in China.

After the completion of registration as shareholder of Dingding Yiwei, the Group was precluded by the former controlling shareholders and management of Dingding Yiwei to exercise any control over the operating and financial policies of Dingding Yiwei. Also, the Group was precluded from accessing any business or financial related information of Dingding Yiwei. The Group filed a lawsuit in 2017 against Dingding Yiwei and its shareholders to regain control of Dingding Yiwei. As at December 31, 2016, the investment in Dingding Yiwei had been recognized at cost less provision for decline in value under Investment in affiliates on the consolidated balance sheet as the Group was unable to control or obtain any financial or non-financial information of Dingding Yiwei. As at December 31, 2016, full provision for decline in value of investment in Dingding Yiwei of $4,321, which is considered to be other-than-temporary, was recorded under loss on investment in affiliates in the consolidated statement of operations.